Putnam
Managed
High Yield
Trust

SEMIANNUAL REPORT
November 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Morningstar Inc., an independent rating agency, awarded Putnam
  Managed High Yield Trust its highest rating -- 5 stars for overall performance (based on the 3-year average annual return) as of December 31, 1997. Only 10% of the 144 funds in Morningstar's closed-end fixed-income category receive 5 stars.*

* "Once again, junk bonds are proving resilient amid unrest in world-wide financial markets. . . . [J]unk bonds are holding up because so much cash is chasing their hefty yields."

                          --  The Wall Street Journal, November 6, 1997

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

26 Financial statements

33 Results of December 4, 1997 shareholder meeting

* Morningstar rates a fund relative to other funds with similar investment objectives based on the fund's 3-, 5-, and 10-year performance, adjusted for risk factors and sales charges. Ratings are updated monthly: the top 10% of funds receive 5 stars and the next 22.5% receive 4 stars. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

A major disruption in the world's security markets a month before the close of Putnam Managed High Yield Trust's semiannual period did not keep your fund from delivering positive results for the six months ended November 30, 1997. Even the impact on the fund's foreign holdings was comparatively minimal as a result of the difficulties in Southeast Asia that touched off the global market tremors. Foreign investors' flight to the safety of U.S. Treasury bonds in fact may have had a greater effect on the performance of the high-yield bonds in which your fund invests.

The portfolio's fortuitous positioning was not the result of clairvoyance on the part of Fund Manager Jennifer Leichter. Skill, experience, and the backing of Putnam's extensive credit research and analysis capability, however, are clearly in evidence. Jennifer believes the market disruptions will prove temporary and has seen no cause to waver from the fund's well-established investment strategy. In the following report, she discusses performance during the first half of fiscal 1998 and looks at prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 21, 1997



Report from the Fund Manager
Jennifer E. Leichter

During the six months ended November 30, 1997, the U.S. stock market repeatedly soared to record highs while the U.S. bond market enjoyed favorable performance amid its status as one of the most attractively valued among major global bond markets. Overall, near-ideal conditions prevailed on all fronts -- economic, inflation, and interest rate. That is, they prevailed until October 27, when fiscal ills of Southeast Asia, popularly termed the Asian Contagion and Asian Flu, spilled over into financial markets around the world.

Bonds experienced their share of nerve-racking moments with high-yield issues taking a back seat to Treasury securities for the first time during the calendar year. In addition, domestic and foreign investors fled the stocks of their own markets and rushed to the safety of high-quality U.S. government debt.

Despite the market volatility and price setbacks of many high-yield issues during the final weeks of the semiannual period, Putnam Managed High Yield Trust closed the first half of fiscal 1998 on a positive note, posting attractive gains at net asset value and market price. On pages 9 and 10 of this report, you'll find full performance details.

* CONSOLIDATION, FAVORABLE LEGISLATION REMAIN PRIMARY CATALYSTS FOR PROFIT IN MANY SECTORS

Holdings in the telecommunications, broadcasting, and cable sectors of the high-yield market have driven the performance of your fund this year, particularly in late summer, when these industries rallied handsomely. Ongoing merger and acquisition activity as well as the continued positive effects of last year's broad-based deregulation provided a wealth of opportunities for both income and price appreciation.

Telecommunications company bonds were the strongest performers, benefiting from positive operating results and high equity valuations. Additionally, as the larger, more financially stable telecommunications players entered the local markets through the acquisition of competitive local exchange carriers (CLECs), many fund holdings experienced a handsome run-up in price as a result of the resulting credit upgrades. Among the strongest performers were Brooks Fiber Properties, recently purchased by WorldCom; Nextel Communications, bolstered by the heavy addition of new subscribers to its digital network; and WinStar Communications, which now serves 46 of the largest U.S. markets. While these securities and others discussed in this report were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

Several broadcasting issues also merit mentioning, such as Echostar Communications, Jacor, Global Star, and OrbComm, for which the company revenues and internal cost savings were rather dramatic. Interestingly, the combination of a massive rush to consolidate and a tremendous need for capital tied the hands of many companies seeking to issue debt. Instead, preferred stock became their chosen medium for raising cash. We took advantage of several such opportunities, purchasing the preferred securities of SFX Broadcasting, which has performed extremely well. In the cable area, we purchased bonds issued by two FOX Network programming companies, Fox Kids and Fox Liberty, the network's sports affiliate. Both proved their potential over the period.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications                  10.5%

Cellular communications              8.0%

Broadcasting                         6.1%

Cable                                5.6%

Oil and gas                          5.0%

Footnote reads:
*Based on net assets as of 11/30/97. Holdings will vary over time.

* CAREFULLY RESEARCHED FORAY INTO FOREIGN CORPORATE BONDS PROVES PROFITABLE

Other bonds that helped drive portfolio returns during the period were those issued by foreign corporations in developing countries, arguably the fastest-growing segment of the high-yield market. The fund's limited exposure to these bonds helped in two ways. First, because the fund owned fewer foreign corporate issues than many of its competitors, it experienced far less downward pressure during October's correction. Second, the bonds we chose are foreign dollar-based corporate issues that were extensively researched before purchase and represent two industries that we believe have substantial appreciation potential: cellular communications and paper. While their operating costs are calculated in local currency, many such companies derive their revenues from U.S. dollars, thereby gaining a measure of insulation from adverse currency movements. Millicom International Cellular, Celcaribe, and McCaw are three cellular firms we found attractive, and APP Finance and PT Pindo Delhi appear poised for strong gains, since they are among the world's lowest-cost paper producers.

* GREATER DIVERSIFICATION RESULTS IN MORE POCKETS OF INTERESTING PROSPECTS

As we mentioned in the fund's annual report, we have been in the process of expanding the number of issues the fund owns, both to further enhance the portfolio's diversification and to tap opportunities in companies not typically considered mainstream high-yield issuers. To that end, we have purchased more securities in industries in which the fund previously has had limited exposure.

For example, near the end of fiscal 1997, we established a position in the semiconductor industry through the purchase of "busted" convertible securities -- issues that trade more on their value as bonds than on the value of the potential conversion to the underlying stock. More recently we entered the regional banking area through the purchase of trust-preferred securities, otherwise known as bank capital notes. These bonds are Ba-rated high-yield issues and not that widely followed because of their complex nature; they trade as bonds but banks can count them as equity in their capital structure. Owning them gives the fund a bit more interest-rate exposure because they have longer durations than traditional high-yield issues.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding Corp.
Debentures Series A, 11 3/4s, 2005

Transamerican Energy 144A
Senior discounted notes stepped-coupon zero % (13s 6/15/00), 2002 (STP)

PSF Holdings LLC Class A
Common stock

NEXTEL Communications, Inc. 144A
Senior discounted notes stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)

Celcaribe S.A. 144A units
Stepped-coupon zero % (13 1/2s, 3/15/98), 2004 (Columbia) (STP)

Falcon Holdings Group, Inc.
Senior subordinated notes 11s, 2003 (PIK)

California Federated Bankcorp, Inc.
Series B, $11.50 preferred

Cablevision Systems Corp.
Series M, $11.125 dep. shares preferred (PIK)

NEXTEL Communications Inc. 144A
$13.00 preferred

Graphic Controls Corp.
Senior subordinated notes Series A, 12s, 2005

Footnote reads:
These holdings represent 13.1% of the fund's net assets as of 11/30/97. Portfolio holdings will vary over time.

* WE LOOK AHEAD WITH OPTIMISM

While the broad market's gyrations over the past two months have given many investors cause for concern, we remain optimistic about the prospects for high-yield bonds and your fund's holdings. This is because the high-yield market of today is nothing like its 1980s predecessor. Corporations are more fiscally fit, economic growth is steady and moderate, default rates are at historic lows, and industry-wide consolidation continues at a brisk pace --

All of which provide a positive backdrop for the ongoing demand and performance of high-yield issues. In fact, these factors, along with low nominal yields worldwide, have actually helped buoy this asset class when other fixed-income securities recently came under pressure.

While it is true that the high-yield market lately has underperformed long-term Treasury bonds, we consider this more a result of foreign investors pouring money into the Treasury market than any adverse changes in the underlying fundamentals of many high-yield issuers. Furthermore the high-yield market historically has experienced a greater degree of volatility near year's end as investors strive to pare down their riskier assets only to witness a rebound in the first quarter of the following calendar year. We are not saying this will occur yet again, but over the past seven years, the high-yield market realized 80% of its annual return in the first three months of the year.

In any event, rest assured we will continue to structure a well-diversified portfolio of bonds with attractive risk/reward characteristics and focus on improving credits. We will also strive to take advantage of the buying opportunity the recent price declines have presented by selectively purchasing new holdings and selling more seasoned names that have met our target appreciation levels.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/97, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.

TOTAL RETURN FOR PERIODS ENDED 11/30/97
                                                First Boston
                                      Market     High Yield     Consumer
                              NAV      price     Bond Index    Price Index
------------------------------------------------------------------------------
6 months                     9.24%     11.00%        6.87%        0.87%
------------------------------------------------------------------------------
1 year                      15.88      20.52        13.79         1.83
------------------------------------------------------------------------------
Life of fund (6/25/93)      61.82      56.79        56.06        11.84
Annual average              11.48      10.69        10.60         2.57
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/97
------------------------------------------------------------------------------
Distributions (number)                      6
------------------------------------------------------------------------------
Income                                    $0.685
------------------------------------------------------------------------------
Capital gains                                 --
------------------------------------------------------------------------------
  Total                                   $0.685
------------------------------------------------------------------------------
Share value                          NAV         Market price
------------------------------------------------------------------------------
5/31/97                             $14.08          $14.375
------------------------------------------------------------------------------
11/30/97                             14.70           15.250
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1                9.39%            9.05%
------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                                                          Market
                                               NAV        price
------------------------------------------------------------------------------
6 months                                      8.25%       12.28%
------------------------------------------------------------------------------
1 year                                       15.60        19.61
------------------------------------------------------------------------------
Life of fund (6/25/93)                       63.64        61.18
Annual average                               11.51        11.14
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

First Boston High Yield Bond Index is an unmanaged list of lower-rated, high-yielding U.S. corporate bonds. The index assumes reinvestment of all distributions, does not take into account brokerage commissions or other costs, and may pose different risks than the fund. Securities in the fund's portfolio will differ from those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Portfolio of investments owned
November 30, 1997 (Unaudited)




CORPORATE BONDS AND NOTES (76.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.4%)
------------------------------------------------------------------------------------------------------------
     $   50,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                            $       54,500
        345,000  Lamar Advertising Co. 144A sr. sub. notes 8 5/8s, 2007                              348,881
                                                                                              --------------
                                                                                                     403,381

Aerospace and Defense (1.9%)
------------------------------------------------------------------------------------------------------------
        850,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                    901,000
        440,000  Howmet Corp. sr. sub. notes 10s, 2003                                               488,400
        120,000  K & F Industries, Inc.144A sr. sub. notes 9 1/4s, 2007                              121,650
        100,000  Moog Inc. sr. sub. notes Ser. B, 10s, 2006                                          105,000
        200,000  Sequa Corp. med. term notes 10s, 2001                                               208,480
        140,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                            141,050
        125,000  United Defense Industries Inc. 144A sr. sub. notes 8 3/4s, 2007                     124,375
                                                                                              --------------
                                                                                                   2,089,955

Agriculture (1.5%)
------------------------------------------------------------------------------------------------------------
      1,102,000  PMI Holdings Corp. sub. disc. deb. stepped-coupon Ser. B,
                   zero % (11 1/2s, 9/1/00), 2005 ++                                                 888,488
        668,553  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 [2 DBL. DAGGERS]             735,408
                                                                                              --------------
                                                                                                   1,623,896

Apparel (0.6%)
------------------------------------------------------------------------------------------------------------
        150,000  GFSI, Inc. 144A notes 11 3/8s, 2009                                                 154,500
        295,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                        312,700
        135,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                    144,450
                                                                                              --------------
                                                                                                     611,650

Automotive Parts (1.0%)
------------------------------------------------------------------------------------------------------------
        375,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                       416,250
        500,000  Cambridge Industries Inc. 144A sr. sub. notes 10 1/4s, 2007                         520,000
        110,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                   9 1/8s, 2007                                                                      113,300
                                                                                              --------------
                                                                                                   1,049,550

Banks (2.1%)
------------------------------------------------------------------------------------------------------------
        125,000  Albank Capital Trust 144A company guaranty 9.27s, 2027                              136,611
        320,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                        315,200
        315,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                              351,981
        400,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                              435,040
        165,000  Ocwen Federal Bank sub. deb. 12s, 2005                                              183,150
        100,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                           112,000
         75,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                 80,625
        150,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                   9.06s, 2027                                                                       163,158
        150,000  Provident Capital Trust company guaranty 8.6s, 2026                                 157,734
         85,000  Riggs Capital Trust 144A bonds 8 5/8s, 2006                                          90,319
        125,000  Sovereign Capital Trust company guaranty 9s, 2027                                   134,930
        110,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                      123,509
                                                                                              --------------
                                                                                                   2,284,257

Basic Industrial Products (0.1%)
------------------------------------------------------------------------------------------------------------
         60,000  Roller Bearing Co. 144A sr. sub. notes 9 5/8s, 2007                                  60,450

Broadcasting (4.2%)
------------------------------------------------------------------------------------------------------------
        200,000  Acme Television/Finance 144A sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 9/30/00), 2004 ++                                                146,000
        300,000  Affinity Group Holdings sr. notes 11s, 2007                                         318,750
        500,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                                 555,625
        200,000  Australias Hldngs PTY Ltd. sr. disc, notes stepped-coupon
                   zero % (15s, 11/01/00), 2002 ++                                                    96,000
        750,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 5/15/01), 2006 ++                                                551,250
        435,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                   (12 3/4s, 2/1/02), 2009 ++                                                        308,850
        180,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                    183,600
        160,000  Citadel Broadcasting Co. 144A sr. sub notes 10 1/4s, 2007                           171,200
        560,000  Fox/Liberty Networks LLC 144A sr. notes 8 7/8s, 2007                                555,800
        210,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                   2006 (Brazil)                                                                     193,200
         95,000  Jacor Communications, Inc. company guaranty 9 3/4s, 2006                            101,175
        200,000  Paxson Communications Corp. 144A sr. sub. notes
                   11 5/8s, 2002                                                                     215,000
        100,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                          114,000
         55,000  Pegasus Communications Corp. 144A sr. notes 9 5/8s, 2005                             55,000
        848,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                   (17 1/2s, 8/1/98), 2003 ++                                                        814,080
        225,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                   (12s, 5/15/00), 2004 ++                                                           222,750
         70,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                              72,800
                                                                                              --------------
                                                                                                   4,675,080

Building and Construction (1.4%)
------------------------------------------------------------------------------------------------------------
        185,000  Altos Hornos de Mexico bonds ser. A 11 3/8s 2002 (Mexico)                           192,400
        350,000  GS Superhighway Holdings 144A sr. notes 10 1/4s, 2007                               340,375
        150,000  Presley Cos. sr. notes 12 1/2s, 2001                                                141,375
        733,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                         838,369
                                                                                              --------------
                                                                                                   1,512,519

Buses (0.6%)
------------------------------------------------------------------------------------------------------------
        715,000  Consorcio/MCII Holdings sec. notes stepped-coupon zero %
                   (12s, 11/15/98), 2002 ++                                                          648,863

Business Services (1.2%)
------------------------------------------------------------------------------------------------------------
        200,000  Axiohm Transactions Solutions 144A sr. sub. notes 9 3/4s, 2007                      200,500
        720,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                         741,600
        230,000  Iron Mountain, Inc. 144A sr. sub. notes 8 3/4s, 2009                                233,450
        100,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                        111,500
                                                                                              --------------
                                                                                                   1,287,050

Cable Television (4.2%)
------------------------------------------------------------------------------------------------------------
      1,068,831  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 [2 DBL. DAGGERS]             1,082,191
        200,000  Bell Cablemedia PLC sr. disc. notes zero % stepped-coupon
                   zero % (11.95s, 7/15/99), 2004 (United Kingdom) ++                                185,800
        500,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                               377,500
        795,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                               520,725
      1,306,924  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]             1,372,270
        500,000  FrontierVision Holdings LP 144A sr. discount notes
                   stepped-coupon zero % (11 7/8s, 9/15/01), 2007 ++                                 348,750
      1,045,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon Ser. B,
                   zero % (14s, 5/15/01), 2006 (Australia) ++                                        679,250
        190,000  Wireless One, Inc. sr. notes 13s, 2003                                               95,000
                                                                                              --------------
                                                                                                   4,661,486

Cellular Communications (5.0%)
------------------------------------------------------------------------------------------------------------
        300,000  Cencall Communications Corp. sr. disc. notes stepped-coupon
                   zero % (10 1/8s, 1/15/99), 2004 ++                                                262,125
        500,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                              398,750
        250,000  Comunicacion Cellular bonds stepped-coupon zero %
                   (13 1/8s, 11/15/00), 2003 (Colombia) ++                                           188,125
        200,000  Dobson Communications Corp. 11 3/4s, 2007                                           208,000
        400,000  Heartland Wireless Communications, Inc. sr. notes 13s, 2003                         160,000
        820,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                            585,275
        815,000  McCaw International Ltd sr. discount notes stepped coupon
                   zero % (13s, 4/15/02), 2007 ++                                                    478,813
        635,000  Millicom International Cellular S.A. sr. disc. notes stepped-
                   coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) ++                             463,550
         50,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (9 3/4s, 10/31/02), 2007 ++                                  28,875
      2,470,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (10.65s, 9/15/02), 2007 ++                                1,500,525
        100,000  Nextlink Communications sr. notes 9 5/8s, 2007                                      101,000
        160,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                             169,600
      1,000,000  Pricellular Wireless Corp. sr. disc. notes stepped-coupon
                   zero % (12 1/4s, 10/1/98), 2003 ++                                              1,001,250
                                                                                              --------------
                                                                                                   5,545,888

Chemicals (2.3%)
------------------------------------------------------------------------------------------------------------
        600,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                        621,000
        490,000  Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                                  515,725
        370,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                     385,725
        200,000  PCI Chemicals & Pharmaceuticals 144A sr. notes 9 1/4s,
                   2007 (Canada)                                                                     197,000
        115,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes 9 3/4s,
                   2007 (Switzerland)                                                                115,575
        200,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                            198,500
        210,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                       215,775
        155,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                                103,075
        175,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                       152,688
                                                                                              --------------
                                                                                                   2,505,063

Computer Equipment (0.2%)
------------------------------------------------------------------------------------------------------------
        170,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                   167,450

Computer Services (0.4%)
------------------------------------------------------------------------------------------------------------
         95,000  DecisionOne Corp. sr. sub. notes 9 3/4s, 2007                                        97,375
        285,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                323,475
                                                                                              --------------
                                                                                                     420,850

Consumer Durable Goods (0.2%)
------------------------------------------------------------------------------------------------------------
         40,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (12s, 6/1/02), 2009 ++                                                      24,000
        275,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon Ser. B,
                   zero % (14s, 11/15/01), 2006 ++                                                   156,750
                                                                                              --------------
                                                                                                     180,750

Consumer Non Durables (0.8%)
------------------------------------------------------------------------------------------------------------
        975,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-coupon zero % (11 1/2s 8/15/00), 2003
                   (Canada) ++                                                                       409,500
        405,000  Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                                    419,175
                                                                                              --------------
                                                                                                     828,675

Consumer Services (0.5%)
------------------------------------------------------------------------------------------------------------
        522,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                      578,115

Containers (1.2%)
------------------------------------------------------------------------------------------------------------
        100,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                               101,000
        320,000  Consumers International 144A sr. notes 10 1/4s, 2005                                348,800
        185,000  Huntsman Packaging Corp. 144A sr. sub. notes 9 1/8s, 2007                           190,088
        215,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                   211,775
        485,000  Radnor Holdings Inc. sr. notes 10s, 2003                                            501,975
                                                                                              --------------
                                                                                                   1,353,638

Cosmetics (0.8%)
------------------------------------------------------------------------------------------------------------
       230,000  Carson, Inc. 144A sr. sub. notes 10 3/8s, 2007                                       236,900
        80,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                               84,000
       800,000  Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001                          554,000
                                                                                              --------------
                                                                                                     874,900

Electric Utilities (3.2%)
------------------------------------------------------------------------------------------------------------
        210,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                               206,325
        200,000  Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                           192,000
        588,000  First PV Funding deb. 10.15s, 2016                                                  630,360
      1,600,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                  1,912,848
        542,530  Northeast Utilities System notes Ser. A, 8.58s, 2006                                537,023
                                                                                              --------------
                                                                                                   3,478,556

Electronic Components (1.1%)
------------------------------------------------------------------------------------------------------------
        110,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                    108,900
        115,000  Celestica International Ltd. sr. sub. notes 10 1/2s,
                   2006 (Canada)                                                                     121,900
        117,878  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                    120,384
        136,153  Cirent Semiconductor sr. sub. notes 10.14s, 2004                                    139,387
        160,000  DII Group, Inc. 144A sr. sub. notes 8 1/2s, 2007                                    158,000
        125,000  Details, Inc. 144A sr. sub. notes 10s, 2005                                         126,563
        170,000  Flextronics International Ltd. 144A sr. sub. notes 8 3/4s, 2007                     169,575
        100,000  HCC Industries, Inc. 144A sr. sub. notes 10 3/4s, 2007                              104,000
         85,000  Therma-Wave Inc. sr. notes Ser. B, 10 5/8s, 2004                                     90,100
         55,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                         56,375
                                                                                              --------------
                                                                                                   1,195,184

Energy-Related (0.7%)
------------------------------------------------------------------------------------------------------------
        300,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                307,500
        545,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                              512,300
                                                                                              --------------
                                                                                                     819,800

Entertainment (0.8%)
------------------------------------------------------------------------------------------------------------
        510,000  Fox Kids Worldwide Inc. 144A sr. discount notes
                   stepped-coupon zero % (10 1/4s, 11/1/02), 2007 ++                                 291,975
        655,000  Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                                 623,888
                                                                                              --------------
                                                                                                     915,863

Environmental Control (0.4%)
------------------------------------------------------------------------------------------------------------
        355,000  Allied Waste Industries, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (11.3s, 6/1/02), 2007 ++                                    244,063
        195,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                        212,550
                                                                                              --------------
                                                                                                     456,613

Financial Services (1.4%)
------------------------------------------------------------------------------------------------------------
        325,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                        325,000
        200,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                212,000
        220,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                         228,250
        120,000  Dine S.A. de C.V. 144A company guaranty
                   8 3/4s, (Luxembourg)                                                              116,700
        155,000  Imperial Credit Capital Trust I 144A company guaranty
                   10 1/4s, 2002                                                                     152,675
        150,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s,
                   2006 (United Kingdom)                                                             157,500
        175,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                      185,719
         90,000  Netia Holdings B.V. 144A company guaranty
                   10 1/4s, 2007(Poland)                                                              85,275
         50,000  Netia Holdings B.V. 144A company guaranty stepped-
                   coupon zero % (11 1/4s, 11/1/02), (Poland) ++                                      28,250
        100,000  Resource America Inc. 144A bonds 12s, 2004                                          102,750
                                                                                              --------------
                                                                                                   1,594,119

Food and Beverages (0.6%)
------------------------------------------------------------------------------------------------------------
        250,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                            253,750
         65,000  Del Monte Corp. sr. sub. notes Ser. B, 12 1/4s, 2007                                 70,850
        300,000  Doane Products Co. sr. notes 10 5/8s, 2006                                          321,000
         40,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                  41,200
                                                                                              --------------
                                                                                                     686,800

Food Chains (1.5%)
------------------------------------------------------------------------------------------------------------
        230,000  Ameriserve Food Co. 144A sr. notes 8 7/8s, 2006                                     230,000
         50,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                               52,500
        235,000  Fleming Companies, Inc. 144A sr. sub. notes 10 1/2s, 2004                           244,400
        200,000  Jitney-Jungle Stores company guaranty 12s, 2006                                     226,000
        200,000  Jitney-Jungle Stores 144A sr. sub. notes 10 3/8s, 2007                              207,000
        300,000  Nebco Evans Holding Co. 144A sr. disc. notes stepped-
                   coupon zero % (12 3/8s, 7/15/02), 2007 ++                                         195,000
        500,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                           408,750
        110,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                               114,400
                                                                                              --------------
                                                                                                   1,678,050

Health Care (2.3%)
------------------------------------------------------------------------------------------------------------
        350,000  Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                     334,317
         90,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                            91,125
        400,000  Integrated Health Services, Inc. 144A sr. sub. notes 9 1/4s, 2008                   399,000
        200,000  Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                                  232,000
        520,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                      540,800
        610,000  Paragon Health Networks, Inc. 144A sr. sub. notes 9 1/2s, 2007                      606,950
        305,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                          310,338
                                                                                              --------------
                                                                                                   2,514,530

Insurance (0.5.0%)
------------------------------------------------------------------------------------------------------------
        500,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                            527,845

Lodging (0.4%)
------------------------------------------------------------------------------------------------------------
        150,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                           158,250
        250,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                     266,250
                                                                                              --------------
                                                                                                     424,500

Machinery (0.1%)
------------------------------------------------------------------------------------------------------------
         80,000  Bucyrus International, Inc. 144A sr. notes 9 3/4s, 2007                              80,800

Media (--%)
------------------------------------------------------------------------------------------------------------
          4,871  Australis Media, Ltd. sr. disc. notes stepped-coupon
                   1 3/4s, (15 3/4s 5/15/00), 2003 (Australia) ++ [2 DBL. DAGGERS]                     1,461

Medical Supplies and Devices (2.3%)
------------------------------------------------------------------------------------------------------------
        500,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                       558,750
      1,000,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                           1,115,000
        500,000  Imagyn Medical Technologies company guaranty 12 1/2s, 2004                          477,500
        350,000  Wright Medical Technology, Inc. 144A notes Ser. C, 11 3/4s, 2000                    355,250
                                                                                              --------------
                                                                                                   2,506,500

Metals and Mining (0.6%)
------------------------------------------------------------------------------------------------------------
         70,000  Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                   2004 (Argentina)                                                                   67,900
        165,000  Anker Coal Group, Inc. 144A sr. notes 9 3/4s, 2007                                  165,825
        120,000  Armco, Inc. sr. notes 9s, 2007                                                      118,500
        170,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                181,050
        150,000  Murrin Murrin Holdings 144A sr. notes 9 3/8s, 2007
                   (Australia)                                                                       150,000
                                                                                              --------------
                                                                                                     683,275

Motion Picture Distribution (0.9%)
------------------------------------------------------------------------------------------------------------
        280,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                 287,000
        362,500  Cinemark Mexico USA notes Ser. B, 13s, 2003 (Mexico) [2 DBL. DAGGERS]               376,094
         24,400  Cinemark Mexico USA notes Ser. D, 13s, 2003 (Mexico) [2 DBL. DAGGERS]                25,315
        340,000  Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                              351,900
                                                                                              --------------
                                                                                                   1,040,309

Oil and Gas (4.0%)
------------------------------------------------------------------------------------------------------------
        145,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B,
                   11 1/2s, 2004                                                                     156,600
         40,000  Benton Oil & Gas Co. 144A sr. notes 9 3/8s, 2007                                     40,500
        250,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                      258,125
        150,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                       149,625
        125,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                           128,125
        100,000  Panaco, Inc. 144A sr. notes 10 5/8s, 2004                                            99,500
        125,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                               133,750
        100,000  Southwest Royalties, Inc. 144A company guaranty
                   10 1/2s, 2004                                                                      99,000
      2,300,000  Transamerican Energy 144A sr. disc. notes stepped-
                   coupon zero % (13s 6/15/2000), 2002 ++                                          1,868,750
        910,000  Transamerican Energy 144A sr. notes 11 1/2s, 2002                                   910,000
        402,000  TransTexas Gas Corp. 144A sr. sub. notes 13 3/4s, 2001                              450,240
         85,000  Wiser Oil Co. company guaranty 9 1/2s, 2007                                          84,575
                                                                                              --------------
                                                                                                   4,378,790

Paging (1.8%)
------------------------------------------------------------------------------------------------------------
        900,000  Arch Communications Group sr. disc. notes stepped-
                   coupon zero % (10 7/8s, 3/15/01), 2008 ++                                         589,500
        750,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                        761,250
        350,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                             399,875
        300,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (15s, 2/1/00), 2005 ++                                                     247,500
                                                                                              --------------
                                                                                                   1,998,125

Paper and Forest Products (3.4%)
------------------------------------------------------------------------------------------------------------
        200,000  APP Finance II Mauritius Ltd. bonds 12s, 2049 (Indonesia) ++                        187,000
        520,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                             556,400
        420,000  Indah Kiat Financial Mauritius 144A 10s, 2007 (Indonesia)                           382,200
        315,000  Pindo Deli Finance Mauritius Ltd. 144A company guaranty
                   10 3/4s, 2007 (India)                                                             291,375
        350,000  PT Pabrik Kertas Tjiwi Kimia 144A company guaranty 10s,
                   2004 (Indonesia)                                                                  320,250
        650,000  Repap New Brunswick sr. notes 9 7/8s, 2000 (Canada)                                 659,750
        220,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                        223,575
        300,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                        306,000
        250,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                       275,000
        495,000  Stone Container Corp. 144A company guaranty 11 1/2s, 2006                           524,700
                                                                                              --------------
                                                                                                   3,726,250

Pharmaceuticals (0.4%)
------------------------------------------------------------------------------------------------------------
        400,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                               420,000

Publishing (0.1%)
------------------------------------------------------------------------------------------------------------
         85,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                             90,950

REIT's (Real Estate Investment Trust) (0.3%)
------------------------------------------------------------------------------------------------------------
        320,000  HMH Properties, Inc. company guaranty Ser. B, 8 7/8s,
                   2007 (Canada)                                                                     329,600

Railroads (0.2%)
------------------------------------------------------------------------------------------------------------
         60,000  TFM S.A. de C.V. 144A company guaranty 10 1/4s,
                   2007 (Mexico)                                                                      62,100
        320,000  TFM S.A. de C.V. 144A company guaranty stepped-coupon
                   zero % (11 3/4s, 6/15/02), 2009 (Mexico) ++                                       211,200
                                                                                              --------------
                                                                                                     273,300

Recreation and Gaming (3.6%)
------------------------------------------------------------------------------------------------------------
        250,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                            286,875
        100,000  Azteca Holdings 144A sr. notes 11s, 2002                                            102,500
        150,000  101 Main L.L.C. P/P 144A 13s, 2000                                                  151,500
        155,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                        167,981
        100,000  Casino Magic Finance Corp. 1st mtge. 11 1/2s, 2001                                   97,500
         85,000  CLN Holdings, Inc. sr. disc. notes zero %, 2001                                      46,750
        500,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B, 13s, 2002                     562,500
        321,183  Elsinore Corp. 144A exch. 1st mortgage 11 1/2s, 2000                                308,336
        120,000  Isle of Capri Black Hawk LLC 144A 1st mortgage 13s, 2004                            121,200
        950,000  Lady Luck Gaming 1st mtge. 11 7/8s, 2001                                            969,000
        357,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                              360,570
        525,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                           412,125
        432,000  Trump Castle Funding Corp. sr. sub. notes 11 1/2s, 2000                             436,320
                                                                                              --------------
                                                                                                   4,023,157

Restaurants (0.2%)
------------------------------------------------------------------------------------------------------------
        250,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                 271,563

Retail (1.8%)
------------------------------------------------------------------------------------------------------------
         80,000  Guitar Center Management Co. sr. notes 11s, 2006                                     89,200
        100,000  J Crew Operating Corp. 144A sr. sub. notes 10 3/8s, 2007                             98,500
        850,000  K mart Corp. med. term notes 7.85s, 2002                                            854,029
        600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                          642,000
        100,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                          98,000
        220,000  Zale Corp. 144A sr. notes 8 1/2s, 2007                                              218,350
                                                                                              --------------
                                                                                                   2,000,079

Satellite Services (2.5%)
------------------------------------------------------------------------------------------------------------
        250,000  Echostar DBS Corp. 144A company guaranty 12 1/2s, 2002                              265,938
        535,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                   stepped-coupon zero % (13 1/8s, 3/15/00), 2004 ++                                 441,375
        190,000  Esat Holdings Ltd. sr. notes stepped-coupon zero %
                   (12 1/2s, 2/01/02), 2007 (Ireland) ++                                             133,000
        405,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                        433,350
        250,000  Iridium LLC/Capital Corp. 144A sr. notes 11 1/4s, 2005                              241,875
        250,000  Iridium LLC/Capital Corp. company guaranty Ser. A, 13s, 2005                        258,125
        630,000  Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                            670,950
        165,000  Pratama Datakom Asia BV 144A company guaranty 12 3/4s,
                   2005 (Indonesia)                                                                  132,000
        165,000  TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s, 2007                       170,775
                                                                                              --------------
                                                                                                   2,747,388

Semiconductors (0.4%)
------------------------------------------------------------------------------------------------------------
        425,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                      434,563

Steel (0.3%)
------------------------------------------------------------------------------------------------------------
        360,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                                 351,887

Telecommunications (7.6%)
------------------------------------------------------------------------------------------------------------
        250,000  Advanced Radio Telecom Corp. sr. notes 14s, 2007                                    237,500
        160,000  American Communications Services, Inc. 144A
                   sr. notes 13 3/4s, 2007                                                           183,200
        720,000  American Communications Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                  507,600
         85,000  Consorcio Ecuatoriano 144A notes 14s, 2002 (Ecuador)                                 85,000
      1,250,000  GST Telecommunications, Inc. company guaranty
                   stepped-coupon zero % (13 7/8s, 12/15/00), 2005 ++                                912,500
        450,000  Hyperion Telecommunication Inc. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                             308,250
        500,000  Hyperion Telecommunications, Inc. sr. notes Ser. B, 12 1/4s, 2004                   535,000
      1,370,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                     1,096,000
        220,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                              235,950
        750,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (12 1/2s, 5/15/01), 2006 ++                                                581,250
        145,000  Intermedia Communications, Inc. 144A sr. notes 8 7/8s, 2007                         145,000
      1,200,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                                906,000
        550,000  International Wireless Communications, Inc. sr. disc. notes
                   zero %, 2001                                                                      297,000
        130,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                       140,400
        120,000  Metronet Communications 144A sr. disc. notes
                   stepped-coupon zero % (10.75s, 11/1/02), 2007 ++                                   69,900
        730,000  Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                  578,525
        560,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                              560,000
        320,000  WinStar Communications. Inc. 144A sr. sub. notes zero %, 2007                       372,800
        550,000  WinStar Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    420,750
        170,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                              185,300
                                                                                              --------------
                                                                                                   8,357,925

Telephone Services (1.5%)
------------------------------------------------------------------------------------------------------------
        280,000  BTI Telecom Corp. 144A sr. notes 10 1/2s, 2007                                      278,600
        250,000  Barak ITC 144A sr. disc. notes stepped-coupon zero %
                   (12 1/2s, 11/15/02), 2007 (Israel) ++                                             138,125
        340,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                        232,900
        430,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                               450,425
        540,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                   (11 1/8s, 10/15/02), 2007 ++                                                      317,250
         75,000  RCN Corp. 144A sr. notes 10s, 2007                                                   75,188
        100,000  Transtel S.A. 144A Pass through Certificates 12 1/2s,
                   2007 (Colombia)                                                                    94,000
        160,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                   (15s, 1/15/00), 2005 ++                                                           121,600
                                                                                              --------------
                                                                                                   1,708,088

Textiles (0.7%)
------------------------------------------------------------------------------------------------------------
         85,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          91,800
        200,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                               196,500
        330,000  Polysindo International Finance company guaranty 11 3/8s,
                   2006 (Indonesia)                                                                  331,650
        140,000  Worldtex, Inc. 144A sr. notes 9 5/8s, 2007                                          140,700
                                                                                              --------------
                                                                                                     760,650

Transportation (0.5%)
------------------------------------------------------------------------------------------------------------
        190,000  Johnstown America Industries, Inc. 144A sr. sub. notes
                   11 3/4s, 2005                                                                     206,625
        290,000  Kitty Hawk, Inc. 144A sr. notes 9.95s, 2004                                         291,088
                                                                                              --------------
                                                                                                     497,713

Wireless Communications (0.4%)
------------------------------------------------------------------------------------------------------------
        105,000  FWT, Inc. 144A sr. sub. notes 9 7/8s, 2007                                          105,263
        150,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                           130,500
        120,000  Powertel, Inc. sr. notes 11 1/8s, 2007                                              127,200
        115,000  Telesystem International Wireless Inc. 144A sr. disc. notes stepped-coupon zero % (10 1/2s, 11/1/02),
                   2007 (Canada) ++                                                                   62,675
                                                                                              --------------
                                                                                                     425,638
                                                                                              --------------
                 Total Corporate Bonds and Notes (cost $82,157,135)                             $ 84,763,337

PREFERRED STOCKS (8.7%) *
NUMBER OF SHARES                                                                                       VALUE

Apparel (--%)
------------------------------------------------------------------------------------------------------------
             52  Anvil Holdings Ser. B, $3.25 pfd [2 DBL. DAGGERS]                               $     1,248

Banks (1.6%)
------------------------------------------------------------------------------------------------------------
          2,000  California Federal Bank Ser. B, $10.625 exch. pfd.                                  218,500
         11,000  California Federated Bankcorp, Inc. Ser. B, $11.50 pfd.                           1,237,500
          6,240  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                        318,240
                                                                                              --------------
                                                                                                   1,774,240

Broadcasting (1.4%)
------------------------------------------------------------------------------------------------------------
          1,250  Capstar Broadcasting $12.00 pfd.                                                    141,250
          2,100  Citadel Broadcasting Inc. 144A $13.25 pfd.                                          241,500
            265  Granite Broadcasting 144A $12.75 pfd. [2 DBL. DAGGERS]                              281,563
          3,240  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                        382,320
            496  Spanish Broadcasting Systems $14.25 cum. pfd.                                       525,760
                                                                                              --------------
                                                                                                   1,572,393

Cable Television (1.4%)
------------------------------------------------------------------------------------------------------------
         10,428  Cablevision Systems Corp. Ser. M, $11.125 dep. shs. pfd. [2 DBL. DAGGERS]         1,194,006
         33,000  Diva Systems Corp. Ser. C, $6.00 pfd.                                               354,750
                                                                                              --------------
                                                                                                   1,548,756

Cellular Communication (1.4%)
------------------------------------------------------------------------------------------------------------
          1,000  Nextel Communications Inc. 144A $13.00 pfd. [2 DBL. DAGGERS]                      1,145,000
          5,965  Nextlink Communications, Inc. 144A $7.00 pfd.                                       357,900
                                                                                              --------------
                                                                                                   1,502,900

Electric Utilities (0.6%)
------------------------------------------------------------------------------------------------------------
         6,064   El Paso Electric Co., $11.40 cum. pfd. [2 DBL. DAGGERS]                             667,040

Health Care (0.2%)
------------------------------------------------------------------------------------------------------------
           260   Fresenius Medical Care pfd. Ser. D, zero %                                          271,050

Insurance (0.3%)
------------------------------------------------------------------------------------------------------------
        14,500   CGA Group Ltd. 144A Ser. A, $13.75 pfd. [2 DBL. DAGGERS]                            362,500

Publishing (0.1%)
------------------------------------------------------------------------------------------------------------
         2,020   Von Hoffman Corp. 144A $13.50 pfd.                                                   57,772

Restaurants (0.1%)
------------------------------------------------------------------------------------------------------------
         4,387   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                         118,449

Satellite Services (0.1%)
------------------------------------------------------------------------------------------------------------
           150   Echostar Communications Corp. 144A $12.125                                          154,125

Telecommunications (1.5%)
------------------------------------------------------------------------------------------------------------
           200   America Communication Services, Inc. 144A
                   $12.75 pfd. [2 DBL. DAGGERS]                                                      195,500
           110   Hyperion Telecommunications, Inc. 144A
                   $12.875 pfd. [2 DBL. DAGGERS]                                                     107,525
           355   IXC Communications, Inc. 144A $12.50 pfd. [2 DBL. DAGGERS]                          408,250
           290   Intermedia Communication Ser. B, $13.50 pfd.                                        345,100
           487   NTL Inc. 144A Ser. B, $13.00 pfd. [2 DBL. DAGGERS]                                  550,310
                                                                                              --------------
                                                                                                   1,606,685
                                                                                              --------------
                 Total Preferred Stocks (cost $8,780,382)                                       $  9,637,158

UNITS (6.4%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
           550   Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/00), 2003 (Australia) ++                                      $    165,000
            70   Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 (Columbia) ++                                          1,400,000
         1,840   Cellnet Data Systems, Inc. 144A units stepped-coupon zero %
                   (14s, 10/01/02), 2007 ++                                                          934,665
           200   Colt Telecommunications Group PLC units stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                  153,000
           215   Conecel Holdings 144A units 14s, 2000                                               215,000
           180   Club Regina Resort units 144A, 13s, 2004                                            180,000
           620   DecisionOne Corp. units stepped-coupon zero %
                   (11 1/2s, 8/01/02), 2008 ++                                                       406,100
         1,050   Fitzgerald Gaming Co. units 13s, 2002                                             1,060,500
           495   Knology Holdings Inc. units stepped-coupon
                   zero % (11 7/8s,10/15/02), 2007 ++                                                254,925
           185   Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                       101,750
           500   Signature Brands USA Inc. units 13s, 2002                                           540,000
           170   Stone Container Corp. units sr. sub. 12 1/4s, 2002                                  176,375
           150   USN Communications Inc. units stepped-coupon
                   zero % (14 5/8s, 8/15/02), 2004 ++                                                111,000
           110   Vialog Corp. units 12 3/4s, 2001                                                    112,475
           300   Wireless One, Inc. units stepped-coupon zero %
                   (13 1/2s, 8/1/01), 2006 ++                                                         75,000
           450   XCL Ltd . sr. sec. notes units 13 1/2s, 2004                                        585,000
         2,950   XCL Ltd. units cum. pfd. 9.50%                                                      545,750
                                                                                              --------------
                 Total Units (cost $5,271,563)                                                  $  7,016,540

CONVERTIBLE BONDS AND NOTES (2.9%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $  510,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                             $    451,350
       275,000   Corporate Express, Inc. cv. notes 4 1/2s, 2000                                      248,188
       500,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                      318,125
       140,000   GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                   coupon zero % (13 7/8s, 12/15/00), 2005 ++                                        190,400
       200,000   Integrated Device Technology, Inc. cv. sub. notes
                   5 1/2s, 2002                                                                      170,500
       100,000   National Semiconductor Corp. 144A cv. deb.
                   6 1/2s, 2002                                                                      101,125
       500,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                           471,250
       350,000   Polymax 144A cv. notes 2s, 2006                                                     276,500
       150,000   VLSI Technology, Inc. cv. sub. notes 8 1/4s, 2005                                   148,313
       800,000   WinStar Communications. Inc. 144A cv. sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    848,000
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $2,696,984)                            $  3,223,751

COMMON STOCKS (2.5%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         6,071   Advanced Radio Telecom Corp. +                                                 $     57,675
           100   AmeriKing, Inc. +                                                                     5,000
         1,800   Axia Holding Corp. 144A +                                                            90,000
        10,520   CellNet Data Systems, Inc. +                                                         88,105
        10,124   Chesapeake Energy Corp. +                                                            77,828
         4,500   Exide Corp.                                                                         107,438
         3,333   Finlay Enterprises, Inc. +                                                           71,660
         1,000   French Fragrances Inc. +                                                              9,813
         2,426   Hedstrom Holdings, Inc. 144A                                                          2,426
        10,000   NEXTEL Communications, Inc. Class A +                                               252,500
         3,019   NEXTEL Communications, Inc. 144A
                   (acquired 9/12/97, cost $48716) [DBL. DAGGERS]                                     72,418
           150   Paging Do Brazil Holdings Co., LLC Class B                                                2
           303   PMI Holdings Corp. +                                                                 96,960
           244   Premium Holdings L.P. 144A +                                                            978
        57,579   PSF Holdings LLC Class A +                                                        1,727,370
        12,750   Specialty Foods Corp. +                                                               1,275
         4,400   Terex Corp. Rights +                                                                 88,000
                                                                                              --------------
                 Total Common Stocks (cost $2,694,593)                                          $  2,749,448

FOREIGN GOVERNMENT BONDS AND NOTES (0.5%) *(cost $498,525)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $  920,000   Bank of Foreign Economic Affairs of Russia
                   (Vnesheconombank) principal loan FRN Libor
                   plus 2020 + ## +++                                                           $    524,400

WARRANTS (0.5) *                                                               EXPIRATION
NUMBER OF WARRANTS                                                             DATE                    VALUE
------------------------------------------------------------------------------------------------------------
        25,000   Becker Gaming Corp. 144A                                      11/15/00         $        250
         4,550   Capital Gaming International, Inc.                            2/1/99                    182
        14,500   CGA Group Ltd. 144A                                           1/1/04                    145
           250   Comunicacion Cellular (Colombia)                              11/15/20               15,000
         4,560   Crompton Knowles Corp.
                   (acquired 3/16/94, cost $59,280) [DBL. DAGGERS]             10/31/99               57,000
           190   Esat Holdings, Inc. 144A (Ireland)                            1/1/04                  6,650
           500   Fitzgerald Gaming Co. 144A                                    3/15/99                    50
         6,000   Heartland Wireless Communications Inc. 144A                   4/15/00                    60
           270   Hyperion Telecommunications 144A                              4/15/01                16,200
         4,191   ICG Communications                                            9/15/05                56,579
           450   Intermedia Communications                                     6/1/00                 33,750
           200   International Wireless Communications
                   Holdings 144A                                               8/15/01                12,000
         1,250   Iridium World Com 144A                                        7/15/05               170,000
           492   Louisiana Casino Cruises, Inc. 144A                           12/1/98                24,600
           815   McCaw International Ltd.                                      4/15/07                   245
           500   NEXTEL Communications Inc.                                    1/1/99                    500
         5,380   Nextlink Communications, Inc. 144A                            2/1/09                     54
         6,900   Pagemart, Inc. 144A                                           12/31/03               51,750
           600   Petracom Holdings, Inc.                                       8/1/05                  4,275
           215   Spanish Broadcasting Systems 144A                             6/30/99                50,525
           155   Sterling Chemicals Holdings                                   8/15/08                 5,890
           500   Urohealth Systems Inc.                                        4/10/04                 2,500
           101   Wright Medical Technology, Inc. 144A                          6/30/03                10,064
                                                                                              --------------
                 Total Warrants (cost $486,531)                                                 $    518,269

CONVERTIBLE PREFERRED STOCKS (0.4%) *(cost $601,250)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        10,000   Granite Broadcasting $1.938 cv. pfd.                                           $    480,000

SHORT-TERM INVESTMENTS (1.1%) *(cost $1,205,572)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
  $  1,205,000     Interest in $607,352,000 joint repurchase agreement
                   dated November 28, 1997 with UBS Securities due
                   December 1, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $1,205,572 for an
                   effective yield of 5.70%                                                     $  1,205,382
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $104,392,535) ***                                      $110,118,285
------------------------------------------------------------------------------------------------------------

    * Percentages indicated are based on net assets of $110,327,174.

  *** The aggregate identified cost on a tax basis is $104,395,592, resulting in gross unrealized appreciation and depreciation of $7,546,923 and $1,824,230, respectively, or net unrealized appreciation of $5,722,693.

    + Non-income-producing security.

   ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

 ++++ Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1997 was $129,418 or 0.1% of net assets.

+++++ Income may be received in cash or additional securities at the discretion of the issuer.

   ## When-issued securities (Note 1).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities at value
(identified cost $104,392,535) (Note 1)                                                $110,118,285
---------------------------------------------------------------------------------------------------
Cash                                                                                        449,606
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 1,773,304
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              747,315
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,397
---------------------------------------------------------------------------------------------------
Total assets                                                                            113,091,907

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       862,437
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          1,632,771
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                129,733
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   18,885
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 7,741
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 71,812
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       41,354
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         2,764,733
---------------------------------------------------------------------------------------------------
Net assets                                                                             $110,327,174

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                               $105,735,101
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 33,439
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments (Note 1)                                 (1,167,116)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                5,725,750
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $110,327,174

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($110,327,174 divided by 7,507,107 shares)                         $14.70
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends                                                                               $  100,332
--------------------------------------------------------------------------------------------------
Interest income                                                                          5,475,845
--------------------------------------------------------------------------------------------------
Total investment income                                                                  5,576,177

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           336,237
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              88,872
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           6,426
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            74,074
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               2,964
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     15,840
--------------------------------------------------------------------------------------------------
Auditing                                                                                    16,293
--------------------------------------------------------------------------------------------------
Legal                                                                                        7,245
--------------------------------------------------------------------------------------------------
Postage                                                                                     14,614
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                        9,522
--------------------------------------------------------------------------------------------------
Other                                                                                        9,464
--------------------------------------------------------------------------------------------------
Total expenses                                                                             581,551
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (30,893)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               550,658
--------------------------------------------------------------------------------------------------
Net investment income                                                                    5,025,519
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         2,726,071
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                             2,027,912
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  4,753,983
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $9,779,502
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                        November 30             May 31
                                                                                               1997*              1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  5,025,519       $ 10,073,281
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          2,726,071          2,080,249
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                 2,027,912             84,513
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      9,779,502         12,238,043
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (5,142,035)       (10,013,933)
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                              4,637,467          2,224,110

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     105,689,707        103,465,597
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $33,439  and $149,955, respectively)                                         $110,327,174       $105,689,707
----------------------------------------------------------------------------------------------------------------------

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                                         7,507,107          7,507,107
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


---------------------------------------------------------------------------------------------------------------------------
                                      Six months
                                           ended                                                      For the period
Per-share                          Nov. 30, 1997                                                       June 25, 1993+
operating performance                 (Unaudited)                      Year ended May 31                   to May 31
---------------------------------------------------------------------------------------------------------------------------
                                            1997             1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $14.08           $13.78           $13.04           $13.40           $14.01(c)
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                        .67             1.34             1.27             1.32             1.23
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .63              .29              .79             (.36)            (.59)
---------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.30             1.63             2.06              .96              .64
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.68)           (1.33)           (1.30)           (1.32)           (1.22)
---------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                             --               --             (.02)              --             (.03)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.68)           (1.33)           (1.32)           (1.32)           (1.25)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $14.70           $14.08           $13.78           $13.04           $13.40
---------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                            $15.250          $14.375          $13.750          $13.125          $13.375
---------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                     11.00*           14.88            15.30             9.20            (2.52)*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $110,327         $105,690         $103,466          $97,901         $100,615
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .53*            1.06             1.04             1.00             1.00*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   4.58*            9.70             9.49            10.32             8.82*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     43.43*           62.57            74.70           103.91            80.21*
---------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996, and thereafter, includes amounts paid through expense offset arangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Represents initial net asset value of $14.07 less offering expenses of approximately $0.06.




Notes to financial statements
November 30, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees or dealers, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Securities purchased or sold on a (when-issued or forward commitment or delayed delivery) basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1997, the fund had a capital loss carryover of approximately $3,122,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

                   Loss Carryover          Expiration
                 ------------------      --------------
                      $1,876,000           May 31, 2003
                      $1,246,000           May 31, 2004

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,984. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1997, fund expenses were reduced by $30,893 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $560 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $47,508,839 and $46,645,910, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Results of December 4, 1997 shareholder meeting

An annual meeting of shareholders of the fund was held on December 4, 1997. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                               Abstentions
                                                       Votes   and Broker
                                  Votes for         withheld    Non-Votes
Jameson Adkins Baxter             7,084,745           72,035      2,900
Hans H. Estin                     7,085,221           71,559      2,900
John A. Hill                      7,093,346           63,434      2,900
R.J. Jackson                      7,092,358           64,422      2,900
Elizabeth T. Kennan               7,085,438           71,342      2,900
Lawrence J. Lasser                7,091,540           65,240      2,900
Robert E. Patterson               7,085,460           71,320      2,900
Donald S. Perkins                 7,084,475           72,305      2,900
William F. Pounds                 7,087,061           69,719      2,900
George Putnam                     7,084,027           72,753      2,900
George Putnam, III                7,090,893           65,887      2,900
A.J.C. Smith                      7,092,948           63,832      2,900
W.T. Stephens                     7,091,423           68,257          0
W. Nicholas Thorndike             7,093,690           63,090      2,900

A proposal to ratify the selection of Price Waterhouse LLP as the independent auditors of your fund was approved as follows: 7,081,642 votes for and 18,512 votes against with 59,526 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Tim Ferguson
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

36888-590   1/98